                                                     Registration Nos.: 33-11351
                                                                        811-4978

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ x ]

                           Pre-Effective Amendment No.                     [   ]


                           Post-Effective Amendment No.       79           [ x ]


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ x ]


                           Amendment No.     80                            [ x ]


                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST

               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111

                    (Address of Principal Executive Offices)

                                 (800) 255-2365

              (Registrant's Telephone Number, including Area Code)



Name and Address of Agent for Service:          Copy to:

Jean S. Loewenberg, Esquire                     John M. Loder, Esquire
Liberty Funds Group                             Ropes & Gray
One Financial Center                            One International Place
Boston, Massachusetts 02111                     Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):


[   ]                   Immediately upon filing pursuant to paragraph (b).
[ x ]                   On October 31, 2002 pursuant to paragraph (b).
[   ]                   60 days after filing pursuant to paragraph (a) (1).
[   ]                   On (date) pursuant to paragraph (a) (1) of Rule 485.
[   ]                   75 days after filing pursuant to paragraph (a) (2).
[   ]                   On (date) pursuant to paragraph (a) (2) of Rule 485.


If appropriate, check the following box:

[ x ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A and Part B of this Post-Effective Amendment No. 79 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (being Amendment No. 80 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended), are incorporated by reference to Part A and Part B, respectively, of Post-Effective Amendment No. 76 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (being Amendment No. 77 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended), as filed with the Securities and Exchange Commission on July 15, 2002 (Registration Nos. 33-11351 and 811-4978; Accession No. 0000950135-003325).


                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS [Note: As used herein, the term "PEA" refers to a post-effective amendment to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-11351.]

(a) Amended and Restated Agreement and Declaration of Trust as amended on 7/28/2000. (Exhibit (a) to PEA #68)*

(b)(1) By-Laws of Registrant as amended through February 3, 1993. (Exhibit 2 to PEA #34).*

   (2)   Amendment to By-Laws dated February 4, 1998. (Exhibit 2(a) to PEA
         #45.)*

   (3)   Amendment to By-Laws dated February 8, 2000. (Exhibit to PEA #69)*

   (4)   Amendment to By-Laws dated September 28, 2000. (Exhibit to PEA #69)*

   (5)   Amendment to By-Laws dated June 20, 2001.  (Exhibit to PEA #72)*

(c)      Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C,
         Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV, (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement.

(d)(1) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Asset Allocation Fund**

   (2) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Strategic Equity Fund**

   (3) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Growth & Income Fund II**

   (4) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty International Equity Fund**

   (5) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Equity Growth Fund**

   (6) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Equity Value Fund**

   (7) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Small Cap Value Fund II**

   (8) Management Agreement between Fleet Investment Advisors, Inc. and Registrant on behalf of Liberty Small Company Equity Fund**

(e)(1) Underwriting Agreement between Registrant and Liberty Funds Distributor, Inc. dated 8/4/99, as amended**

   (2)   Specimen copy of selected dealer agreement. (Exhibit 6(b) to PEA #40.)*

   (3)   Shareholder Services Plan**

   (4)   Class T Shares Servicing Agreement**

   (f)   None.

   (g) Custodian contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement.

(h)(1) Pricing and Bookkeeping Agreement between Registrant and Colonial Management Associates, Inc.**

   (2) Administration Agreement between Registrant and Fleet Investment Advisors, Inc.**

   (3)   Shareholders' Servicing and Transfer Agent Agreement**

   (4) Agreement and Plan of Reorganization with respect to Liberty Asset Allocation Fund**

   (5) Agreement and Plan of Reorganization with respect to Liberty Strategic Equity Fund**

   (6) Agreement and Plan of Reorganization with respect to Liberty Growth & Income Fund II**

   (7) Agreement and Plan of Reorganization with respect to Liberty Equity Growth Fund**

   (8) Agreement and Plan of Reorganization with respect to Liberty Equity Value Fund**

   (9) Agreement and Plan of Reorganization with respect to Liberty Small Cap Value Fund II**

   (10) Agreement and Plan of Reorganization with respect to Liberty Small Company Equity Fund**

   (11) Agreement and Plan of Reorganization with respect to Liberty International Equity Fund**

(i)      Opinion and consent of counsel**

(j)      Consent of independent auditors**

(k)      Not Applicable.

(l)      Not Applicable.

(m)      Rule 12b-1 Plan**

(n)      Rule 18f-3 Plan**

(o)      Not Applicable.

(p)(1) Code of Ethics of the Funds, Colonial Management Associates, Inc. and Liberty Funds Distributor, Inc., effective January 1, 2001, as revised December 18, 2001 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the Commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.

(p)(2)   Code of Ethics of Fleet Investment Advisors Inc. - filed as Exhibit
         (p)(2) in Part C, Item 23 of Post Effective Amendment No. 27 to the Registration Statement on Form N-1A of Galaxy Fund II (File Nos. 33-33617 and 811-06051), filed with the Commission on or about May 31, 2000, and is hereby incorporated by reference and made a part of this Registration Statement.

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of Liberty Funds Trust I (File Nos. 2-41251 and 811-2214), filed with the Commission on or about February 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.


---------

(*)      Incorporated by reference.

(**)     To be filed by Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit
(a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act, (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non- party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial- type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the advisor, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment advisor or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser dated July 1, 1995, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment advisor against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

                  Fleet Investment Advisors Inc. ("Fleet") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

                  The list required by this Item 26 of officers and directors of Fleet, together with information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by Fleet pursuant to the Advisers Act (SEC File No. 801-20312).

ITEM 27. PRINCIPAL UNDERWRITERS

a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

(1)                               (2)                                 (3)

                                  Position and Offices                Positions and
Name and Principal                with Principal                      Offices with
Business Address*                 Underwriter                         Registrant
------------------                -------------------                 --------------
Abusheery, Greg                      V.P.                                None

Aldi, Andrew                         V.P.                                None

Anderson, Judith                     V.P.                                None

Antone, Louis E.                     V.P.                                None

Ash, James                           V.P.                                None

Babbitt, Debra                       Sr. V.P. and                        None
                                     Comp. Officer

Banks, Keith                         Director                            President

Bartlett, John                       Managing Director                   None

Blakeslee, James                     Sr. V.P.                            None

Blumenfeld, Alexander                V.P.                                None

Bozek, James                         Sr. V.P.                            None

Brown, Beth                          Sr. V.P.                            None

Campbell, Patrick                    V.P.                                None

Carinio, Angela                      V.P.                                None

Claiborne, Doug                      V.P.                                None

Climer, Quentin                      V.P.                                None

Conley, Brook                        V.P.                                None

Cook, Edward                         V.P.                                None

Costello, Matthew                    V.P.                                None

Couto, Scott                         V.P.                                None

Davey, Cynthia                       Sr. V.P.                            None

Denny, Jeffrey                       V.P.                                None

Desilets, Marian                     V.P.                                Asst. Sec

Devaney, James                       Sr. V.P.                            None

DiMaio, Stephen                      V.P.                                None

Downey, Christopher                  V.P.                                None

Emerson, Kim P.                      Sr. V.P.                            None

Erickson, Cynthia G.                 Sr. V.P.                            None

Evans, C. Frazier                    Managing Director                   None

Feldman, David                       Managing Director                   None

Feloney, Joseph                      Sr. V.P.                            None

Ferullo, Jeanne                      V.P.                                None

Fisher, James                        V.P.                                None

Ford, David                          V.P.                                None

Fragasso, Philip                     Managing Director                   None

Gentile, Russell                     V.P.                                None

Goldberg, Matthew                    Sr. V.P.                            None

Grace, Anthony                       V.P.                                None

Gubala, Jeffrey                      V.P.                                None

Guenard, Brian                       V.P.                                None

Hartnett, Kelly                      V.P.                                None

Helwig, Kevin                        V.P.                                None

Hodgkins, Joseph                     Sr. V.P.                            None

Hussey, Robert                       Managing Director                   None

Iudice, Jr., Philip                  Treasurer and CFO                   None

Jackson, Lyman                       V.P.                                None

Jarstfer, Marlys                     V.P.                                None

Johnston, Kenneth                    V.P.                                None

Jones, Cynthia                       V.P.                                None

Kelley, Terry M.                     V.P.                                None

Lewis, Blair                         V.P.                                None

Loewenberg, Jean                     Clerk                               Secretary

Lynch, Andrew                        Managing Director                   None

Lynn, Jerry                          V.P.                                None

Marcelonis, Sheila                   V.P.                                None

Marsh, Curtis                        Sr. V.P.                            None

Martin, Peter                        Sr. V.P.                            None

McCombs, Gregory                     Sr. V.P.                            None

Menchin, Catherine                   Sr. V.P.                            None

Miller, Anthony                      V.P.                                None

Moberly, Ann R.                      Sr. V.P.                            None

Morse, Jonathan                      V.P.                                None

Nickodemus, Paul                     V.P.                                None

O'Shea, Kevin                        Managing Director                   None

Palombo, Joseph R.                   Director and Chief                  Trustee and
                                     Operating Officer                   Chairman of the Board

Piken, Keith                         Sr. V.P.                            None

Ratto, Gregory                       V.P.                                None

Reed, Christopher B.                 Sr. V.P.                            None

Ross, Gary                           Sr. V.P.                            None

Santosuosso, Louise                  Sr. V.P.                            None

Schug, Derek                         V.P.                                None

Schulman, David                      Sr. V.P.                            None

Scully-Power, Adam                   V.P.                                None

Sellers, Gregory                     V.P.                                None

Shea, Terence                        V.P.                                None

Sideropoulos, Lou                    Sr. V.P.                            None

Sinatra, Peter                       V.P.                                None

Smith, Darren                        V.P.                                None

Soares, Jeffrey                      V.P.                                None

Soester, Trisha                      V.P.                                None

Sprieck, Susan                       V.P.                                None

Studer, Eric                         V.P.                                None

Sullivan, Paul                       V.P.                                None

Sweeney, Maureen                     V.P.                                None

Tambone, James                       CEO; Co-President;                  None
                                     Director

Tasiopoulos, Lou                     Co-President;                       None
                                     Direct or

Torrisi, Susan                       V.P.                                None

Tufts, Peter                         V.P.                                None

Wagner, Rebecca                      V.P.                                None

Waldron, Thomas                      V.P.                                None

Warfield, James                      V.P.                                None

Wess, Valerie                        Sr. V.P.                            None

White, John                          V.P.                                None

Yates, Susan                         V.P.                                None

Young, Deborah                       Sr. V.P.                            None


--------------------------

*  The address for each individual is One Financial Center, Boston, MA 02111.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent, Liberty Funds Services, Inc., located at One Financial Center, Boston, MA 02111 or custodian, State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, MA 02171.

ITEM 29.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 30.  UNDERTAKINGS.

Not Applicable.

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty-Stein Roe Funds Investment Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty-Stein Roe Funds Investment Trust, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 78 to its Registration Statement under the Securities Act of 1933 and Amendment No. 79 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston in The Commonwealth of Massachusetts on this 25th day of October, 2002.


                                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST


                                    By: /s/ KEITH T. BANKS
                                        Keith T. Banks, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated:



Signature                        Title                               Date
------------------------    ---------------------             ------------------
/s/KEITH T. BANKS           President,                        October 25, 2002
Keith T. Banks              (Principal
                            Executive Officer)




/s/J. KEVIN CONNAUGHTON     Treasurer                         October 25, 2002
J. Kevin Connaughton        (Principal
                            Financial Officer)




/s/VICKI L. BENJAMIN        Controller and Chief              October 25, 2002
Vicki L. Benjamin           Accounting Officer
                            (Principal
                            Accounting Officer)

DOUGLAS A. HACKER*                                   Trustee
------------------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*                                Trustee
------------------------------------
Janet Langford Kelly


RICHARD W. LOWRY*                                    Trustee
------------------------------------
Richard W. Lowry


SALVATORE MACERA*                                    Trustee
------------------------------------
Salvatore Macera


WILLIAM E. MAYER*                                    Trustee                 */s/RUSSELL L. KANE
------------------------------------                                         Russell L. Kane
William E. Mayer                                                             Attorney-in-fact
                                                                             October 25, 2002


DR. CHARLES R. NELSON*                               Trustee
------------------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                                   Trustee
------------------------------------
John J. Neuhauser


JOSEPH R. PALOMBO*                                   Trustee
------------------------------------
Joseph R. Palombo


THOMAS E. STITZEL*                                   Trustee
------------------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*                                  Trustee
------------------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                                   Trustee
------------------------------------
Anne-Lee Verville